Other assets and liabilities (Tables)	3 Months Ended
Jun. 30, 2018
Other financial assets measured at amortized cost
Other Assets And Other Liabilities [Line Items]
Disclosure Of Other Assets Explanatory
CHF million	30.6.18	31.3.18	31.12.17
Prime brokerage receivables[1]			19,080
Debt securities	12,241	10,610	9,166
of which: government bills / bonds	9,787	7,775	6,465
Loans to financial advisors[2]	3,394	3,326	3,118
Fee- and commission-related receivables	1,747	1,694	1,748
Finance lease receivables	1,076	1,070	1,059
Settlement and clearing accounts	448	557	716
Accrued interest income	669	610	578
Other	1,496	1,368	1,470
Total other financial assets measured at amortized cost	21,072	19,235	36,935
1 Upon adoption of IFRS 9 on 1 January 2018, the classification of prime brokerage receivables and payables changed from amortized cost to fair value through profit or loss, and brokerage receivables and payables are now presented separately on the balance sheet. Refer to Note 19 for more information. 2 Related to financial advisors in the US and Canada.

Other non-financial assets
Other Assets And Other Liabilities [Line Items]
Disclosure Of Other Assets Explanatory
CHF million	30.6.18	31.3.18	31.12.17
Precious metals and other physical commodities	3,975	4,032	4,563
Bail deposit[1]	1,320	1,336	1,337
Prepaid expenses	795	834	819
Net defined benefit pension and post-employment assets	61	1	0
VAT and other tax receivables	304	299	292
Properties and other non-current assets held for sale	65	67	95
Other	436	415	251
Total other non-financial assets	6,956	6,984	7,358
1 Refer to item 1 in Note 14b for more information.

Other financial liabilities measured at amortized cost
Other Assets And Other Liabilities [Line Items]
Disclosure Of Other Liabilities Explanatory
CHF million	30.6.18	31.3.18	31.12.17
Prime brokerage payables[1]			29,646
Other accrued expenses	1,884	1,960	2,105
Accrued interest expenses	1,084	1,311	1,533
Settlement and clearing accounts	1,239	1,058	1,380
Other	2,981	2,043	2,468
Total other financial liabilities measured at amortized cost	7,187	6,372	37,133
1 Upon adoption of IFRS 9 on 1 January 2018, the classification of prime brokerage receivables and payables changed from amortized cost to fair value through profit or loss, and brokerage receivables and payables are now presented separately on the balance sheet. Refer to Note 19 for more information.

Other financial liabilities designated at fair value
Other Assets And Other Liabilities [Line Items]
Disclosure Of Other Liabilities Explanatory
CHF million	30.6.18	31.3.18	31.12.17
Amounts due under unit-linked investment contracts	24,913	24,348	11,523
Structured securities financing transactions	6,533	5,812	375
Over-the-counter debt instruments	5,888	4,270	4,317
of which: life-to-date own credit (gain) / loss	(41)	5	36
Loan commitments and guarantees	8	7	9
Total other financial liabilities designated at fair value	37,342	34,438	16,223

Other non-financial liabilities
Other Assets And Other Liabilities [Line Items]
Disclosure Of Other Liabilities Explanatory
CHF million	30.6.18	31.3.18	31.12.17
Compensation-related liabilities	3,601	3,130	4,909
of which: accrued expenses	1,578	1,007	2,372
of which: other deferred compensation plans	1,400	1,296	1,613
of which: net defined benefit pension and post-employment liabilities	623	827	925
Current and deferred tax liabilities	814	867	844
VAT and other tax payables	391	501	378
Deferred income	239	243	150
Other	136	67	53
Total other non-financial liabilities	5,181	4,808	6,335